Share Capital - Performance Share Unit Plan, Additional Information (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transfer of PSU from equity reserves to liabilities		$ 9,389	$ 0
Share-based compensation		$ 7,848	9,064
Performance share unit plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares to be received per unit	1	1
Vesting period		3 years
Transfer of PSU from equity reserves to liabilities	$ 9,400
Share-based compensation	(1,200)	$ 4,124	3,900
Fair value of liability	5,800	5,800	0
Performance share unit plan | Accounts payable and accrued liabilities
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of liability	3,300	3,300	0
Performance share unit plan | Other non-current liabilities
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of liability	$ 2,500	$ 2,500	$ 0
Performance share unit plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		0.00%
Performance share unit plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		200.00%